Income tax (TABLES)	12 Months Ended
Sep. 30, 2016
Income tax
Schedule of Components of Income Tax Expense (Benefit)

The following table accounts for the differences between the actual income tax benefit and amounts computed for the fiscal years ended September 30, 2016 or 2015:

	Years Ended September 30,
	2016	2015

Tax benefit at the federal statutory rate	$984,773	$632,495
State tax benefit	196,110	125,957
Cumulative effect of Federal tax rate change	—	—
Expiration of state operating losses	(138,659)	(82,972)
Increase in valuation allowance	(1,042,224)	(675,480)
Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The components of the deferred tax asset and deferred tax liability at September 30, 2016 or 2015 are as follows:

	September 30,
	2016	2015

Deferred tax assets	$9,693,456	$8,651,232
Valuation allowance	(9,693,456)	(8,651,232)
Net deferred tax asset after valuation allowance	$—	$—